ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.6%
	U.S. TREASURY BILLS — 2.6%
3,200,000	United States Treasury Bill(a)			0.000	07/15/21	$ 3,199,953
250,000	United States Treasury Bill(a)			0.000	08/12/21	249,986
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,449,875)					3,449,939

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 78.9%
	MONEY MARKET FUNDS - 78.9%
2,485,053	Fidelity Government Portfolio, Institutional Class, 0.01%(b)					2,485,053
101,898,703	First American Government Obligations Fund, Class U, 0.03%(b)					101,898,703
	TOTAL SHORT-TERM INVESTMENTS (Cost $104,383,756)					104,383,756

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.3%
70	S&P Emini 3rd Wk Aug21C 3EQ1C 4350 Index	GAIN	08/20/2021	$ 4,350	$ 15,225,000	152,950
40	S&P Emini 3rd Wk Aug21C 3EQ1C 4400 Index	GAIN	08/20/2021	4,400	8,800,000	49,000
30	S&P Emini 3rd Wk Jul21C 3EN1C 4300 Index	GAIN	07/16/2021	4,300	6,450,000	41,400
20	S&P500 EMINI OPTN Aug21C SCQ1C 4430 Index	GAIN	08/31/2021	4,430	4,430,000	25,400
40	S&P500 EMINI OPTN Jul21C SCN1C 4300 Index	GAIN	07/30/2021	4,300	8,600,000	95,200
50	S&P500 EMINI OPTN Jul21C SCN1C 4330 Index	GAIN	07/30/2021	4,330	10,825,000	78,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $495,675)					442,450

	PUT OPTIONS PURCHASED - 0.0%(d)
12	S&P500 EMINI OPTN Jul21P SCN1P 4050 Index	GAIN	07/30/2021	$ 4,050	$ 2,430,000	10,080
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,900)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $505,575)					452,530

	TOTAL INVESTMENTS - 81.8% (Cost $108,339,206)					$ 108,286,225
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $509,983)					(248,205)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $11,775)					(9,300)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.4%					24,273,419
	NET ASSETS - 100.0%					$ 132,302,139

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Contracts(c)
	WRITTEN FUTURE OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
50	Emini SP M Week O Jul21C IWWWN1C1 4350 Index	GAIN	07/06/2021	$ 4,350	$ 10,875,000	$ 1,125
50	Emini SP W Week O Jul21C ESWN21C1 4350 Index	GAIN	07/07/2021	4,350	10,875,000	2,250
60	S&P Emini 1st Wee Jul21C 1EN1C 4350 Index	GAIN	07/02/2021	4,350	13,050,000	600
168	S&P Emini 3rd Wk Aug21C 3EQ1C 4450 Index	GAIN	08/20/2021	4,450	37,380,000	106,680
95	S&P Emini 3rd Wk Aug21C 3EQ1C 4500 Index	GAIN	08/20/2021	4,500	21,375,000	30,400
70	S&P Emini 3rd Wk Jul21C 3EN1C 4400 Index	GAIN	07/16/2021	4,400	15,400,000	6,650
50	S&P500 EMINI OPTN Aug21C SCQ1C 4530 Index	GAIN	08/31/2021	4,530	11,325,000	20,250
90	S&P500 EMINI OPTN Jul21C SCN1C 4400 Index	GAIN	07/30/2021	4,400	19,800,000	41,400
110	S&P500 EMINI OPTN Jul21C SCN1C 4430 Index	GAIN	07/30/2021	4,430	24,365,000	28,050
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $478,062)					237,405

	PUT OPTIONS WRITTEN - 0.0%(e)
30	Emini SP M Week O Jul21P IWWWN1P1 3975 Index	GAIN	07/06/2021	$ 3,975	$ 5,962,500	525
50	S&P Emini 1st Wee Jul21P 1EN1P 3900 Index	GAIN	07/02/2021	3,900	9,750,000	375
15	S&P500 EMINI OPTN Jul21P SCN1P 3950 Index	GAIN	07/30/2021	3,950	2,962,500	8,400
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $11,775)					9,300

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $489,837)					246,705

Contracts(f)
	WRITTEN INDEX OPTIONS - 0.0% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(e)
480	Chicago Board Options Exchange VIX US 07/21/21 C40	IB	07/21/2021	$ 40	$ 1,920,000	10,800
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $31,921)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $31,921)					10,800

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(g)	Unrealized Appreciation (Depreciation)
250	CBOE Volatility Index Future			07/21/2021	$ 4,475,825	(387,765)
10	CME E-Mini NASDAQ 100 Index Future			09/17/2021	2,909,800	115,430
30	CME E-mini Russell 2000 Index Futures			09/17/2021	3,461,700	(2,550)
211	CME E-Mini Standard & Poor's 500 Index Future			09/17/2021	45,244,730	1,426,455
	TOTAL FUTURES CONTRACTS					1,151,570

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(g)	Unrealized Appreciation
230	CBOE Volatility Index Future			08/18/2021	$ 4,542,201	$ 169,439
	TOTAL FUTURES CONTRACTS

GAIN	Gain Capital Group, LLC
IB	Interactive Brokers

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.